Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

June 30, 2020 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 137.16%			Municipal Bonds (continued)
Corporate Revenue Bonds - 6.54%			Education Revenue Bonds (continued)
Denver City & County			Colorado Educational &
(United Airlines Project)			Cultural Facilities Authority
5.00% 10/1/32 (AMT)	215,000	$216,339	Revenue
Public Authority for Colorado			(Loveland Classical
Energy Natural Gas			Schools) 144A
Revenue			5.00% 7/1/36 #	625,000	$630,800
Series 2008			(Science Technology
6.50% 11/15/38	2,250,000	3,386,587	Engineering and Math
Public Authority for Colorado			(Stem) School Project)
Energy Revenue			5.00% 11/1/54	700,000	740,222
6.25% 11/15/28	865,000	1,083,966	(Skyview Charter School)
			144A 5.50% 7/1/49 #	750,000	761,535
		4,686,892	(Vail Mountain School
			Project) 4.00% 5/1/46	25,000	24,177
Education Revenue Bonds - 17.80%			(Windsor Charter Academy
Board of Trustees For			Project) 144A
Colorado Mesa University			5.00% 9/1/46 #	500,000	489,955
Enterprise Revenue			Colorado School of Mines
Series B 5.00% 5/15/49	750,000	927,683	Series B 5.00% 12/1/42	270,000	291,916
Colorado Educational &
Cultural Facilities Authority
Revenue					12,751,110
144A 5.00% 7/1/36 #	500,000	505,060	Electric Revenue Bonds - 3.86%
5.125% 11/1/49	765,000	816,071	City of Fort Collins Electric
144A 5.25% 7/1/46 #	500,000	504,805	Utility Enterprise Revenue
(Alexander Dawson			Series A 5.00% 12/1/42	500,000	621,575
School-Nevada Project)			City of Loveland Colorado
5.00% 5/15/29	760,000	911,027	Electric & Communications
(Charter School - Atlas			Enterprise Revenue
Preparatory School) 144A			Series A 5.00% 12/1/44	1,060,000	1,313,033
5.25% 4/1/45 #	700,000	698,978	Puerto Rico Electric Power
(Charter School -			Authority Revenue
Community Leadership			Series A 5.05% 7/1/42 ‡	75,000	52,313
Academy) 7.45% 8/1/48	500,000	549,505	Series AAA 5.25%
(Charter School - Peak to			7/1/25 ‡	40,000	28,000
Peak Charter)			Series CCC 5.25%
5.00% 8/15/34	1,000,000	1,118,420	7/1/27 ‡	335,000	234,500
(Improvement - Charter			Series WW 5.00%
School - University Lab			7/1/28 ‡	325,000	226,688
School Building)			Series XX 4.75% 7/1/26 ‡	45,000	31,163
5.00% 12/15/45	500,000	537,830	Series XX 5.25% 7/1/40 ‡	125,000	87,500
(Johnson & Wales			Series XX 5.75% 7/1/36 ‡	155,000	109,275
University) Series A			Series ZZ 4.75% 7/1/27 ‡	35,000	24,238
5.25% 4/1/37	900,000	961,542	Series ZZ 5.25% 7/1/24 ‡	55,000	38,500
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,080,300			2,766,785
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,201,284

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds - 37.85%			Healthcare Revenue Bonds (continued)
City of Aurora			Colorado Health Facilities
(Children’s Hospital			Authority Revenue
Association Project)			(Sunny Vista Living Center)
Series A 0.00% 12/1/40	2,000,000	$2,000,000	Series A 144A
Colorado Health Facilities			6.25% 12/1/50 #	505,000	$515,398
Authority Revenue			(Vail Valley Medical Center
(AdventHealth Obligated			Project) 5.00% 1/15/35	1,250,000	1,446,625
Group) Series A			(Valley View Hospital
4.00% 11/15/43	1,000,000	1,123,520	Association Project)
(Adventist Health			Series A 4.00% 5/15/34	330,000	366,584
System/Sunbelt Obligated			Denver Health & Hospital
Group) Series A			Authority Health Care
5.00% 11/15/48	1,000,000	1,178,010	Revenue
(Bethesda Project)			Series A 4.00% 12/1/40	500,000	531,500
Series A1 5.00% 9/15/48	750,000	792,825
(Cappella of Grand					27,108,467
Junction Project) 144A			Lease Revenue Bonds - 4.13%
5.00% 12/1/54 #	515,000	479,887	Denver Health & Hospital
(Christian Living			Authority
Community Project)
6.375% 1/1/41	615,000	633,671	(550 ACOMA, Inc. )
(CommonSpirit Health)			4.00% 12/1/38	500,000	532,065
			Pueblo County Certificates of
Series A-1 4.00% 8/1/39	550,000	600,699	Participation
Series A-2 4.00% 8/1/49	1,500,000	1,610,190	(County Judicial Complex
Series A-2 5.00% 8/1/38	1,500,000	1,788,840	Project)
Series A-2 5.00% 8/1/39	1,500,000	1,782,690	5.00% 9/15/42 (AGM)	1,250,000	1,355,463
Series A-2 5.00% 8/1/44	1,500,000	1,763,430	State of Colorado Department
(Covenant Retirement			of Transportation
Communities Inc. )			Certificates of Participation
5.00% 12/1/35	1,000,000	1,068,080	5.00% 6/15/34	340,000	413,494
Series A 5.75% 12/1/36	1,000,000	1,081,140	5.00% 6/15/36	545,000	660,714
(Frasier Meadows
Retirement Community					2,961,736
Project)
Series A 5.25% 5/15/37	265,000	269,412	Local General Obligation Bonds - 15.01%
Series B 5.00% 5/15/48	340,000	324,737	Adams & Weld Counties
			School District No 27J
(Healthcare Facilities -			Brighton
American Baptist)
8.00% 8/1/43	500,000	528,630	4.00% 12/1/30	700,000	802,886
(Mental Health Center of			Arapahoe County School
Denver Project) Series A			District No. 6 Littleton
5.75% 2/1/44	1,500,000	1,578,015	Series A 5.50% 12/1/38	650,000	850,785
(National Jewish Health			Beacon Point Metropolitan
Project) 5.00% 1/1/27	500,000	523,915	District
(Sanford Health) Series A			5.00% 12/1/30 (AGM)	600,000	715,152
5.00% 11/1/44	1,500,000	1,790,685	Boulder Valley School District
(SCL Health System)			No RE-2 Boulder
Series A 4.00% 1/1/37	575,000	643,879	Series A 4.00% 12/1/48	500,000	582,380
Series A 4.00% 1/1/38	1,950,000	2,171,169
Series A 4.00% 1/1/39	465,000	514,936

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(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Local General Obligation Bonds (continued)			Pre-Refunded/Escrowed to Maturity Bonds (continued)
Denver International Business			Regional Transportation
Center			District Sales Tax Revenue
Metropolitan District No. 1			(FasTracks Project) Series A
5.00% 12/1/30	650,000	$656,149	5.00% 11/1/38-20§	2,500,000	$2,539,800
Eaton Area Park & Recreation
District					11,120,156
5.25% 12/1/34	190,000	194,133	Special Tax Revenue Bonds - 21.04%
5.50% 12/1/38	245,000	251,493	Central Platte Valley
Grand River Hospital District			Metropolitan District
5.25% 12/1/37 (AGM)	675,000	782,899	5.00% 12/1/43	375,000	383,917
Jefferson County School			Commerce City
District No. R-1			5.00% 8/1/44 (AGM)	1,000,000	1,146,350
5.25% 12/15/24	750,000	908,857	Fountain Urban Renewal
Sierra Ridge Metropolitan			Authority Tax Increment
District No. 2			Revenue
Series A 5.50% 12/1/46	500,000	510,655	(Academy Highlands
Weld County School District			Project) Series A
No. RE-1			5.50% 11/1/44	655,000	660,345
5.00% 12/15/30 (AGM)	500,000	620,935	Guam Government Business
Weld County School District			Privilege Tax Revenue
No. RE-2 Eaton			Series A 5.125% 1/1/42	435,000	445,436
Series 2 5.00% 12/1/44	1,250,000	1,593,138	Series A 5.25% 1/1/36	565,000	581,046
Weld County School District			Lincoln Park Metropolitan
No. RE-3J			District
5.00% 12/15/34 (BAM)	1,000,000	1,228,580	5.00% 12/1/46 (AGM)	500,000	603,045
Weld County School District			Prairie Center Metropolitan
No. RE-8			District No. 3
5.00% 12/1/31	510,000	633,104	Series A 144A
5.00% 12/1/32	340,000	419,934	5.00% 12/15/41 #	500,000	502,725
			Puerto Rico Sales Tax
		10,751,080	Financing Revenue
Pre-Refunded/Escrowed to Maturity Bonds - 15.52%			(Restructured)
Colorado Health Facilities			Series A-1 4.55% 7/1/40	1,000,000	1,022,000
Authority Revenue			Series A-1 4.75% 7/1/53	2,290,000	2,359,066
(Catholic Health Initiatives)			Series A-1 5.00% 7/1/58	1,110,000	1,163,336
Series A 5.00% 2/1/41-21§	2,400,000	2,465,520	Regional Transportation
(Evangelical Lutheran Good			District Revenue
Samaritan Society)			(Denver Transit Partners)
5.00% 6/1/28-23§	1,250,000	1,420,313	6.00% 1/15/41	2,175,000	2,178,719
5.50% 6/1/33-23§	2,000,000	2,301,500	Regional Transportation
5.625% 6/1/43-23§	1,000,000	1,154,370	District Sales Tax Revenue
Colorado School of Mines			(FasTracks Project)
Series B			Series A 5.00% 11/1/30	330,000	405,860
5.00% 12/1/42-22§	1,115,000	1,238,653	Series A 5.00% 11/1/31	755,000	920,843
			Solaris Metropolitan District
			No. 3
			(Limited Tax Convertible)
			Series A 5.00% 12/1/46	500,000	507,290

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)			Transportation Revenue Bonds (continued)
Southlands Metropolitan			E-470 Public Highway
District No. 1			Authority
Series A1 5.00% 12/1/37	200,000	$210,242	Series A 5.00% 9/1/34	310,000	$408,044
Series A1 5.00% 12/1/47	300,000	310,311	Series C 5.25% 9/1/25	310,000	312,548
Sterling Ranch Community
Authority Board					7,555,726
Series A 5.75% 12/1/45	525,000	542,861	Water & Sewer Revenue Bonds - 3.03%
Tallyn’s Reach Metropolitan			Arapahoe County Water &
District No. 3			Wastewater Authority
(Limited Tax Convertible)			Revenue
5.125% 11/1/38	295,000	298,437	Series A 4.00% 12/1/39	1,250,000	1,501,275
Thornton Development			Dominion Water & Sanitation
Authority			District, Colorado
(East 144th Avenue & I-25			6.00% 12/1/46	245,000	256,052
Project)			Guam Government
Series B 5.00% 12/1/35	265,000	311,319	Waterworks Authority
Series B 5.00% 12/1/36	440,000	516,490	Revenue
			5.00% 7/1/40	360,000	413,420
		15,069,638
State General Obligation Bonds - 1.83%					2,170,747
Commonwealth of Puerto			Total Municipal Bonds
Rico			(cost $93,521,573)		98,251,543
(General Obligation Bonds)
Series A 5.00% 7/1/41 ‡	305,000	192,150	Short-Term Investments - 0.84%
Series A 5.375% 7/1/33 ‡	305,000	213,119	Variable Rate Demand Notes - 0.84%¤
Series A 8.00% 7/1/35 ‡	535,000	322,337	Colorado Educational &
Series B 5.75% 7/1/38 ‡	440,000	303,600	Cultural Facilities Authority
Series C 6.00% 7/1/39 ‡	400,000	278,000	Revenue Series F-2
			(National Jewish
		1,309,206	Federation Bond Program)
Transportation Revenue Bonds - 10.55%			0.12% 7/1/41
			(LOC - Northern Trust
Colorado High Performance			Company)	500,000	500,000
Transportation Enterprise
Revenue			Denver City & County
			Series A1 0.12% 12/1/29
(Senior U.S. 36 & I-25			(SPA - JPMorgan Chase
Managed Lanes)			Bank, N.A. )	100,000	100,000
5.75% 1/1/44 (AMT)	1,110,000	1,179,630
C-470 Express Lanes
5.00% 12/31/56	1,000,000	1,065,770	Total Short-Term
Denver City & County Airport			Investments
System Revenue			(cost $600,000)		600,000
Series A 5.00% 12/1/29	270,000	340,124
Series A 5.00% 11/15/30			Total Value of
(AMT)	750,000	918,690	Securities - 138.00%
Series A 5.00% 12/1/48			(cost $94,121,573)		98,851,543
(AMT)	1,000,000	1,184,040
Series B 5.00% 11/15/37	2,000,000	2,146,880
E-470 Public Highway
Authority

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(Unaudited)

Liquidation Value of		§ Pre-refunded bonds. Municipal bonds that are generally backed or
Preferred		secured by US Treasury bonds. For pre-refunded bonds, the stated
Stock - (41.88%)	(30,000,000)	maturity is followed by the year in which the bond will be
Receivables and Other		pre-refunded.
Assets Net of		° Principal amount shown is stated in USD unless noted that the security
Liabilities - 3.88%	2,779,206	is denominated in another currency.
Net Assets Applicable to		‡ Non-income producing security. Security is currently in default.
4,837,100 Shares
Outstanding - 100.00%	$71,630,749	Summary of abbreviations:
AGC - Insured by Assured Guaranty Corporation
#	Security exempt from registration under Rule 144A of the Securities	AGM - Insured by Assured Guaranty Municipal
Act of 1933, as amended. At June 30, 2020, the aggregate value		Corporation
of Rule 144A securities was $5,089,143, which represents 7.10%		AMT - Subject to Alternative Minimum Tax
of the Fund’s net assets.		BAM - Build America Mutual Assurance Company
¤	Tax-exempt obligations that contain a floating or variable interest	LOC - Letter of Credit
rate adjustment formula and an unconditional right of demand to		N.A. - National Association
receive payment of the unpaid principal balance plus accrued interest		SPA - Stand-by Purchase Agreement
upon a short notice period (generally up to 30 days) prior to specified		USD - US Dollar
dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument.
Each rate shown is as of June 30, 2020.

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